SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Schedule Of Ordinary Shares Subject To Possible Redemption Abstract
Gross proceeds		$ 57,500,000
Proceeds allocated to public rights		(5,387,388)
Offering costs allocated to redeemable shares		(306,005)
Accretion of carrying value to redemption value	$ 15,598	5,980,052
Subsequent measurement of ordinary shares subject to possible redemption (interest earned and unrealized gain on trust account and additional funding for business combination extension)	752,912	2,197,604
Ordinary shares subject to possible redemption	35,598,437	$ 59,682,006
Less:
Public shareholder redemptions	$ (25,302,079)